FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Asset and Liabilities Measured at Fair Value on a Recurring Basis

Management has assessed that the fair values of cash and cash equivalents, pledged deposits, time deposits, financial assets included in prepayments, other receivables and other assets, trade receivables, trade payables and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.
The Company’s finance department headed by the Corporate Controller is responsible for determining the policies and procedures for the fair value measurement of financial instruments. At December 31, 2025, the finance department analyzed the movements in the values of financial instruments and determined the major inputs applied in the valuation. The valuation was reviewed and approved by the Corporate Controller.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:

At December 31, 2025
	Fair value measurement using
(Dollars in millions)	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Financial assets at fair value through other comprehensive income (note 10)	$—	$—	$5.0	$5.0

The financial assets at fair value through other compressive income includes equity investment not quoted in an active market with a carrying amount of $5.0 million as of December 31, 2025.

Asset measured at fair value:

At December 31, 2024
Fair value measurement using
(Dollars in millions)	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Financial assets at fair value through other comprehensive income	$—	$—	$—	$—
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

Long-lived assets are subject to non-recurring fair value measurement for the evaluation of potential impairment. The Company recognized an impairment loss of $1.0 million and $4.4 million for certain property, plant and equipment, and right-of-use assets for the year ended December 31, 2025 and 2024, respectively. The Company evaluates assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying values of the assets exceed their recoverable value. Recoverable value is based on fair value less costs of disposal. The fair value was measured under IFRS 13, based on its highest and best use, from a market participant's perspective, by applying both the market approach and rental income approach as applicable.